General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended				0 Months Ended
	Dec. 31, 2012 Rig	Oct. 24, 2012	Dec. 31, 2012 Rig	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Seadrill Operating GP [Member]	Dec. 31, 2012 Effect of Adjustment [Member]	Dec. 31, 2011 Effect of Adjustment [Member]	Dec. 31, 2012 $440 Credit Facility [Member]	May 17, 2013 T-15 [Member]	May 17, 2013 T-15 [Member] $440 Credit Facility [Member]	Dec. 31, 2012 T-15 [Member] $440 Credit Facility [Member]	Dec. 31, 2011 T-15 [Member] $440 Credit Facility [Member]	May 17, 2013 T-15 [Member] Related Party Loan Agreement [Member]	Dec. 31, 2012 West Aquarius and West Vencedor [Member] Rig	Dec. 31, 2012 West Capella [Member] Drillship	Dec. 31, 2012 West Capricorn [Member]	Dec. 31, 2012 West Vencedor [Member] Rig	May 17, 2013 T-15 [Member]	Dec. 31, 2012 T-15 [Member] $440 Credit Facility [Member]
General information [Abstract]
Number of rigs owned and operated by Seadrill	2		2
Limited liability company, business, formation date			Oct. 24, 2012
Percentage of limited partner interest and non-economic general partner interest (in hundredths)			30.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)			51.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)			75.70%													100.00%	56.00%	100.00%		100.00%
Number of cash generating assets																2	1		1
Number of common units sold under IPO (in shares)			10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)			1,312,500
Number of common units owned (in shares)	16,543,350	14,752,525	16,543,350
Number of subordinated units owned (in shares)			16,543,350
Business Acquisition [Line Items]
Purchase price											$ 210
Face amount of debt										440.0		440.0			109.5
Long-term Debt, Gross													100.5	0							100.5
Newbuildings	112.0		112.0	788.9				112.0	24.4
Other assets	9.2		9.2	14.2				1.4	0
Total Assets	2,515.5		2,515.5	2,235.0				113.4	24.4
Long-term related party payable	1,057.1		1,057.1	1,149.6				(100.5)	0
Other liabilities	0.4		0.4	0				(4.2)	(2.2)
Total Liabilities								(104.7)	(2.2)
Equity	983.6	977.6	983.6	815.2	1,034.7	1,318.2		(8.7)	(22.2)
Net income	(0.9)	144.7	185.6	140.5	176.5			(2.7)	(0.6)
Net cash (used in)/provided by operating activities			152.1	295.2	244.7			(2.0)	1.6
Net cash used in investing activities			(152.0)	(416.7)	(140.6)			(87.6)	(24.4)
Net cash provided by financing activities			$ 4.0	$ 131.7	$ (114.8)			$ 89.7	$ 22.8
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)							100.00%